Derivative Warrants Liabilities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Weighted average of inputs
Share price	$ 0.33	$ 0.80
Exercise price	$ 1.02	$ 1.10
Expected volatility	73.70%	98.00%
Risk-free interest	0.48%	0.11%
Dividend yield	0.00%	0.00%
Expected life of up to (years)	1 month 27 days	9 months 25 days